UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9789

Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of W&R Advisors Tax-Managed Equity Fund
September 30, 2007
COMMON STOCKS	Shares	Value

Aircraft - 3.79%
Boeing Company (The)	21,700	$2,278,283
Raytheon Company	21,500	1,372,130
		3,650,413
Beverages - 1.46%
PepsiCo, Inc.	19,200	1,406,592

Capital Equipment - 5.99%
Deere & Company	21,800	3,235,556
Foster Wheeler Ltd.*	5,800	761,163
Illinois Tool Works Inc.	29,600	1,765,344
		5,762,063
Chemicals - Petroleum and Inorganic - 4.16%
Monsanto Company	46,700	4,004,058

Communications Equipment - 6.50%
Cisco Systems, Inc.*	98,900	3,276,062
Marvell Technology Group Ltd.*	65,100	1,066,664
QUALCOMM Incorporated	45,200	1,909,700
		6,252,426
Computers - Micro - 5.73%
Apple Inc.*	26,300	4,036,656
Dell Inc.*	53,400	1,473,573
		5,510,229
Computers - Peripherals - 7.84%
Adobe Systems Incorporated*	64,900	2,834,183
Electronic Arts Inc.*	49,500	2,772,495
Microsoft Corporation	65,700	1,935,851
		7,542,529
Consumer Electronics - 3.69%
Research In Motion Limited*	36,000	3,547,080

Defense - 2.23%
General Dynamics Corporation	25,400	2,145,538

Electrical Equipment - 1.20%
Emerson Electric Co.	21,600	1,149,552

Electronic Components - 1.61%
Broadcom Corporation, Class A*	42,500	1,548,912

Health Care - Drugs - 8.70%
Abbott Laboratories	34,000	1,823,080
Genentech, Inc.*	29,100	2,270,382
Gilead Sciences, Inc.*	49,400	2,018,237
Schering-Plough Corporation	71,300	2,255,219
		8,366,918
Health Care - General - 3.89%
Baxter International Inc.	17,700	996,156
DENTSPLY International Inc.	40,600	1,691,193
Zimmer Holdings, Inc.*	13,000	1,052,870
		3,740,219
Hospital Supply and Management - 2.25%
Medtronic, Inc.	15,000	846,150
Stryker Corporation	19,200	1,320,192
		2,166,342
Hotels and Gaming - 4.42%
International Game Technology	26,800	1,155,080
Las Vegas Sands, Inc.*	23,200	3,095,344
		4,250,424
Household - General Products - 3.65%
Colgate-Palmolive Company	26,400	1,882,848
Procter & Gamble Company (The)	23,100	1,624,854
		3,507,702
Insurance - Life - 2.37%
Aflac Incorporated	39,900	2,275,896

Insurance - Property and Casualty - 0.58%
Ambac Financial Group, Inc.	8,900	559,899

Non-Residential Construction - 0.87%
Fluor Corporation	5,800	835,084

Petroleum - Services - 8.63%
Schlumberger Limited	30,300	3,181,500
Smith International, Inc.	27,900	1,992,060
Transocean Inc.*	18,300	2,068,815
Weatherford International Ltd.*	15,800	1,061,444
		8,303,819
Restaurants - 0.72%
YUM! Brands, Inc.	20,400	690,132

Retail - General Merchandise - 0.45%
Kohl's Corporation*	7,600	435,708

Security and Commodity Brokers - 4.60%
CME Group Inc.	3,200	1,879,520
Goldman Sachs Group, Inc. (The)	7,900	1,712,246
UBS AG	15,600	830,700
		4,422,466
Timesharing and Software - 3.61%
Google Inc., Class A*	4,600	2,610,431
Paychex, Inc.	21,100	865,416
		3,475,847
Trucking and Shipping - 1.25%
Expeditors International of Washington, Inc.	25,400	1,200,658

Utilities - Telephone - 3.96%
China Mobile (Hong Kong) Limited, ADR	29,800	2,444,792
Crown Castle International Corp.	33,600	1,365,168
		3,809,960

TOTAL COMMON STOCKS - 94.15%		$90,560,466

(Cost: $62,665,302)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 3.12%
Prudential Funding LLC,
4.75%, 10-1-07	$3,000	3,000,000

Restaurants - 2.73%
Starbucks Corporation,
5.5%, 10-1-07	2,629	2,629,000

TOTAL SHORT-TERM SECURITIES - 5.85%		$5,629,000

(Cost: $5,629,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$96,189,466

(Cost: $68,294,302)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 29, 2007

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 29, 2007